Derivative Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commitment of Cross Currency Swaps
As at June 30, 2018, the Company was committed to the following cross-currency swaps:

					Fair Value / Carrying Amount of Asset / (Liability) $
Notional Amount NOK	Notional Amount USD	Floating Rate Receivable
		Reference Rate	Margin	Fixed Rate Payable		Remaining Term (years)
900,000	150,000	NIBOR	4.35%	6.43%	(40,214)	0.2
1,000,000	134,000	NIBOR	3.70%	5.92%	(10,761)	1.9
1,200,000	146,500	NIBOR	6.00%	7.72%	6,449	3.3
					(44,526)

Interest Rate Swap Agreements
As at June 30, 2018, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	1,256,827	(14,623)	4.1	2.9
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (3)	EURIBOR	217,621	(26,107)	2.5	3.1
			(40,730)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of June 30, 2018, ranged from 0.3% to 4.0%.

(2)
Includes interest rate swaps with the notional amount reducing quarterly or semi-annually. Two interest rate swaps are subject to mandatory early termination in 2020 and 2021, at which time the swaps will be settled based on their fair value.

(3)
Principal amount is the U.S. Dollar equivalent of 186.2 million Euros. Principal amount reduces monthly to 70.1 million Euros ($81.9 million) by the maturity dates of the swap agreements. Certain of these Euro-denominated interest rate swaps are subject to mandatory early termination in 2018 whereby the swaps will be settled based on their fair value at that time. Certain of these interest rate swaps were terminated in July 2018.

Location and Fair Value Amounts of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s unaudited consolidated balance sheets.

	Prepaid Expenses and Other	Other Non-Current Assets	Accrued Liabilities and Other	Current Portion of Derivative Liabilities	Derivative Liabilities
	$	$	$	$	$
As at June 30, 2018
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	515	5,594	—	—	—
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	3,053	5,869	(3,385)	(22,812)	(29,564)
Cross-currency swap agreements	—	7,212	(645)	(42,284)	(8,809)
Stock purchase warrants	—	35,271	—	—	—
Forward freight agreements	34	—	—	(16)	—
	3,602	53,946	(4,030)	(65,112)	(38,373)
As at December 31, 2017
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	1,037	(18)	(751)	(7)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	96	—	—	(15)	—
Interest rate swap agreements	1,124	4,319	(4,836)	(35,134)	(38,213)
Cross-currency swap agreements	—	5,042	(810)	(44,523)	(10,168)
Stock purchase warrants	—	30,749	—	—	—
	1,220	41,147	(5,664)	(80,423)	(48,388)

Schedule of Cash Flow Hedges
For the periods indicated, the following table presents the effective portion of gains (losses) on interest rate swap agreements designated and qualifying as cash flow hedges (excluding such agreements in equity-accounted investments):

Three Months Ended June 30, 2018
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion(3)
$	$	$
1,534	2	—	Interest expense
1,534	2	—

Three Months Ended June 30, 2017
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion(3)
(1,508)	(706)	(821)	Interest expense
(1,508)	(706)	(821)

Six Months Ended June 30, 2018
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion(3)
$	$	$
5,090	(248)	740	Interest expense
5,090	(248)	740

Six Months Ended June 30, 2017
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion(3)
(1,562)	(762)	(754)	Interest expense
(1,562)	(762)	(754)

(1) Recognized in accumulated other comprehensive income (loss) (or AOCI).
(2) Recorded in AOCI during the term of the hedging relationship and reclassified to earnings.
(3) Recognized in the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments
The effect of the (losses) and gains on derivatives not designated as hedging instruments in the unaudited consolidated statements of loss is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	$	$	$	$
Realized (losses) gains relating to:
Interest rate swap agreements	(4,031)	(15,914)	(8,840)	(32,470)
Interest rate swap agreement terminations	—	(1,005)	—	(610)
Foreign currency forward contracts	—	(618)	—	(971)
Time charter swap agreement	—	360	—	1,106
Forward freight agreements	(18)	80	(18)	113
	(4,049)	(17,097)	(8,858)	(32,832)
Unrealized gains (losses) relating to:
Interest rate swap agreements	8,532	(15,517)	24,451	(6,394)
Foreign currency forward contracts	—	2,808	—	3,648
Stock purchase warrants	6,206	(332)	4,522	(575)
Time charter swap agreement	—	(402)	—	(875)
Forward freight agreements	34	(30)	34	(17)
	14,772	(13,473)	29,007	(4,213)
Total realized and unrealized gains (losses) on derivative instruments	10,723	(30,570)	20,149	(37,045)

Effect of Gains (Losses) on Cross Currency Swaps
The effect of the gains and losses on cross-currency swaps on the consolidated statements of loss is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	$	$	$	$
Realized losses on maturity and termination of cross-currency swaps	—	(25,733)	—	(25,733)
Realized losses	(1,798)	(5,394)	(3,182)	(12,135)
Unrealized (losses) gains	(16,566)	43,017	5,768	50,096
Total realized and unrealized (losses) gains on cross-currency swaps	(18,364)	11,890	2,586	12,228